Warrants - Schedule of Warrant Activities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants [Abstract]
Ordinary Shares Number Outstanding, Beginning	14,907,000
Weighted Average Exercise Price, Beginning	$ 0.55
Contractual Life in Years, Beginning	1 month 6 days	1 year
Ordinary Shares Number Outstanding, Granted
Weighted Average Exercise Price, Granted
Contractual Life in Years, Granted
Ordinary Shares Number Outstanding, Exercises
Weighted Average Exercise Price, Exercises
Contractual Life in Years, Exercises
Ordinary Shares Number Outstanding, Expired
Weighted Average Exercise Price, Expired
Contractual Life in Years, Expired
Ordinary Shares Number Outstanding, Ending	14,907,000	14,907,000
Weighted Average Exercise Price, Ending	$ 0.55	$ 0.55
Contractual Life in Years, Ending	1 month 6 days	1 year
Ordinary Shares Number Outstanding, Exercisable	14,907,000
Weighted Average Exercise Price, Exercisable	$ 0.55
Contractual Life in Years, Exercisable	1 month 6 days